CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Operating revenues
Direct financing lease interest income - related parties	$ 29,954	$ 50,123	$ 97,757
Direct financing lease interest income - other	3,299	3,469	6,859
Finance lease service revenues - related parties	33,124	35,731	69,992
Profit sharing revenues - related parties	29,917	2,409	482
Time charter revenues - related parties	0	660	660
Time charter revenues - other	28,072	10,928	28,789
Bareboat charter revenues - related parties	10,272	10,368	21,276
Bareboat charter revenues - other	32,685	32,022	69,003
Other operating income	426	93	296
Total operating revenues	167,749	145,803	295,114
Gain on sale of assets and termination of charters	23,926	6,131	8,468
Operating expenses
Ship operating expenses - related parties	33,844	36,615	71,283
Ship operating expenses - other	10,962	3,705	9,780
Depreciation	27,794	23,359	49,929
Administrative expenses - related parties	235	277	504
Administrative expenses - other	4,233	5,305	9,381
Total operating expenses	77,068	69,261	140,877
Net operating income	114,607	82,673	162,705
Non-operating income / (expense)
Interest income - related parties, associated companies	9,788	9,788	19,575
Interest income - other	3,271	1,033	3,826
Interest expense - other	(47,400)	(49,697)	(103,378)
Gain/(loss) on repurchase of bonds	129	(363)	521
Gain on sale of investment in associated company	0	4,064	4,064
Long-term investment impairment charge	(3,353)	0	0
Other financial items, net	476	(1,274)	(7,040)
Net income before equity in earnings of associated companies	77,518	46,224	80,273
Equity in earnings of associated companies	22,660	27,345	50,902
Net income	$ 100,178	$ 73,569	$ 131,175
Per share information:
Basic earnings per share (in dollars per share)	$ 1.27	$ 0.93	$ 1.66
Diluted earnings per share (in dollars per share)	$ 1.22	$ 0.91	$ 1.62